FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Significant Inputs (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 3,240	$ 3,374
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,171	1,085
Financial liabilities	501	931
Recurring fair value measurement | Foreign currency forward contracts | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	98	251
Recurring fair value measurement | Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	307	561
Recurring fair value measurement | Other contracts | Level 3 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	96	119
Recurring fair value measurement | Marketable securities | Level 1 | Quoted bid prices
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	179	526
Recurring fair value measurement | Foreign currency forward contracts | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	104	115
Recurring fair value measurement | Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	882	438
Recurring fair value measurement | Other contracts | Level 3 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 6	$ 6